Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Weighted average shares - for diluted net loss per share	67,583	65,721
Diluted	$ (0.33)	$ (0.32)